LINES OF CREDIT AND FHLB ADVANCES (FY) (Tables)	12 Months Ended
Dec. 31, 2017
LINES OF CREDIT AND FHLB ADVANCES [Abstract]
Scheduled Maturities of Advances from FHLB
At December 31, the scheduled maturities of advances from the FHLB are as follows:

		Dollars in thousands
Maturity Date	Interest Rates	December 31, 2017	December 31, 2016
2/21/2017	0.63%	$-	$2,100
1/29/2018	1.41%	3,500	-
2/05/2018	1.27%	4,000	-
3/29/2018	1.88%	2,000	2,000
2/22/2019	1.17%	10,000	10,000
4/23/2019	1.75%	2,100	-
8/23/2027	0.99%	2,000	-
	Total	$23,600	$14,100